Income Taxes (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure Of Income Taxes Continuing Operations [Abstract]
Provision for Income Taxes

The provision for income taxes is:

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2018	2017	2018	2017
Current Tax
Canada	(35)	(183)	(93)	(209)
United States	-	-	4	(1)
Total Current Tax Expense (Recovery)	(35)	(183)	(89)	(210)
Deferred Tax Expense (Recovery)	55	851	(49)	927
Tax Expense (Recovery) From Continuing Operations	20	668	(138)	717